Stock Split	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Stock Split

5. Stock Split.

On December 1, 2010, the board of directors declared a 3-for-1 stock split of the Company’s common stock in the form of a stock dividend. The record date for the split was January 3, 2011 and the new shares were issued on January 17, 2011. The total authorized shares remained 25 million and par value of common stock remained unchanged at $.10 per share. All share and per share information presented has been adjusted to reflect this stock split.